Commitment and Contingencies (Details) $ / shares in Units, $ in Millions	Aug. 01, 2021	Jan. 08, 2021 USD ($) $ / shares shares	Jun. 30, 2021	Dec. 31, 2020 item
Maximum number of demands for registration of securities			3	3
Underwriting discount per unit | $ / shares		$ 0.20
Aggregate underwriter cash discount | $		$ 8.1
Deferred fee per unit | $ / shares		$ 0.35
Aggregate underwriting fee payable | $		$ 14.1
Underwriting agreement options granted period	45 days	45 days
Over-allotment option
Sale of Units, net of underwriting discounts (in shares) | shares		5,250,000